Impairment Of Exploration And Evaluation And Oil And Gas Properties - Summary of Nominal Brent Oil Prices (Parenthetical) (Detail) - bbl		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
2022 Real Terms [member] | 2024 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil			65
Prices of barrel per crude oil escalation percentage annually			2.00%
2022 Real Terms [member] | 2025 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil		70
Prices of barrel per crude oil escalation percentage annually		2.00%
2020 Real Terms [member] | 2024 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil		65
2020 Real Terms [member] | 2025 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	65
Prices of barrel per crude oil escalation percentage annually	2.00%